COMMITMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Amount of Commitment Expiration Per Period
Less Than 1 Year	$ 11,471
1-3 Years	3,078
Total Amounts Committed	14,549
Purchase obligations
Amount of Commitment Expiration Per Period
Less Than 1 Year	8,534
1-3 Years	3,009
Total Amounts Committed	11,543
Letters of credit and surety bonds
Amount of Commitment Expiration Per Period
Less Than 1 Year	2,937
1-3 Years	69
Total Amounts Committed	$ 3,006